Disclosure of detailed information about commitments (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Statements Line Items
Minimum lease payments payable under non-cancellable operating lease	$ 13,049
Not later than one year [Member]
Statements Line Items
Minimum lease payments payable under non-cancellable operating lease	1,542
Later than one year and not later than two years [member]
Statements Line Items
Minimum lease payments payable under non-cancellable operating lease	1,267
Later than two years and not later than three years [member]
Statements Line Items
Minimum lease payments payable under non-cancellable operating lease	1,120
Later than three years and not later than four years [member]
Statements Line Items
Minimum lease payments payable under non-cancellable operating lease	1,120
Later than four years and not later than five years [member]
Statements Line Items
Minimum lease payments payable under non-cancellable operating lease	1,124
Later than five years and not later than ten years [member]
Statements Line Items
Minimum lease payments payable under non-cancellable operating lease	$ 6,876